SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 11:-	SHAREHOLDERS' EQUITY

a.	Pertinent rights and privileges conferred by Ordinary shares:

The Ordinary shares confer upon their holders the right to receive notice to participate and vote in the general meetings of the Company and the right to receive dividends, if declared.

b.	Issued and outstanding share capital: 23,309,987 Ordinary shares as of December 31, 2023 and 2022.

c.	Stock Option Plan:

On October 27, 2003, the Company’s Board of Directors approved the Company’s 2003 Israeli Share Option Plan (“the 2003 Plan”). Under the 2003 Plan, stock options may be periodically granted to employees, directors, officers and consultants of the Company or its subsidiaries in accordance with the decision of the Board of Directors of the Company (or a committee appointed by it). The Board of Directors also has the authority to determine the vesting schedule and exercise price of options granted under the 2003 Plan.

In May 2008, the Board of Directors approved an amendment to the 2003 Plan, which was approved by the Company’s shareholders in August 2008, which increased the number of Ordinary shares available for issuance under the 2003 Plan by an additional 1,000,000 shares and the termination of the 2003 Plan was extended from October 2013 to October 2018. Any options that are cancelled or forfeited before expiration become available for future grant.

On June 23, 2010, the Company’s Annual General Meeting approved the Company’s 2010 Israeli Share Option Plan, or the 2010 Plan, which authorizes the grant of options to employees, officers, directors and consultants of the Company and its subsidiaries. The Ordinary shares that remained available for future option grants under the 2003 Plan as of the date of the adoption of the 2010 Plan and any Ordinary shares that became available in the future under the 2003 Plan as a result of expiration, cancellation or relinquishment of any option outstanding under the 2003 Plan were rolled over to the 2010 Plan. No additional options will be granted under the 2003 Plan. In June 2013, the Company’s shareholders approved an increase to the number of Ordinary shares available for issuance under the 2010 Plan by an additional 500,000 shares. The 2010 Plan has an original term of ten years, which was extended in August 2020 for an additional 5 years, on which date our Board of Directors had also increased and set the number of Ordinary shares available for issuance under the 2010 to 1,200,000.

As of December 31, 2023, 906,332 Ordinary shares were available for future option grants.

A summary of employee option activity under the Company’s stock option plans as of December 31, 2023 and changes during the year ended December 31, 2023 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in months)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2023	552,332	2.826	26.38	-
Forfeited	(414,666)	2.725

Outstanding as of December 31, 2023	137,666	3.130	33.07	-

Exercisable as of December 31, 2023	67,667	2.995	26.50	-

The weighted-average grant-date fair value of options granted during the year ended December 31, 2021 were $1.56. No options were granted in 2023 and 2022. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company’s closing stock price on the last trading day of the fourth quarter of fiscal 2023 and the exercise price, multiplied by the number of in-the-money options). This amount changes, based on the fair market value of the Company’s stock. As of December 31, 2023 and 2022, there is no intrinsic value. The total intrinsic value of options exercised for the years ended December 31, 2021 were approximately $232. As of December 31, 2023, there was approximately $24 of unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company’s stock option plan. This cost is expected to be recognized over a period of up to 1.75 years.

The options outstanding as of December 31, 2023 are follows:

Number of options outstanding as of December 31, 2023	Exercise price	Weighted average remaining contractual life	Number of options exercisable as of December 31, 2023
		(In months)

16,666	2.36	17.90	16,666
16,000	3.07	7.20	16,000
35,000	3.23	42.16	11,667
70,000	3.28	38.05	23,334

137,666		33.07	67,667

d.	Dividends:

Dividends, will be declared and paid in U.S. dollars.

On August 16, 2021, the Company announced a cash distribution of $1.725 per share. The cash distribution, in the aggregate amount of $40.1 million, was paid on September 22, 2021 on all of the Company's shares of record on August 31, 2021.